Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Name	Grant Date	All Other Stock Awards: Number of Shares of Stock or Units (#)	Grant Date Fair Value of Stock and Option Awards ($)(1)
Yael Duffy	9/13/2023	15,000	54,450
Tiffany R. Sy	9/13/2023	1,500	5,445
Brian E. Donley	9/13/2023	7,500	27,225

Pay Versus Performance

The following table and footnotes summarize the total compensation we paid to our Named Executive Officers (our “NEOs”), compensation “actually paid” to our NEOs (calculated in accordance with SEC rules), the cumulative total shareholder return of the Company, the peer group total shareholder return and our net income for the past four fiscal years. We do not use any financial performance measures to link compensation actually paid to our NEOs by us to the Company’s performance. Accordingly, pursuant to the SEC rules, we have not included a “company selected measure” or the tabular list of performance measures. Please see “Compensation Discussion and Analysis—Compensation Overview” above for an explanation of why we pay our NEOs no cash compensation. For information regarding the compensation paid by RMR and RMR Inc. to our NEOs, please see the above “RMR and RMR Inc. Compensation Practices” section.
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Value of initial fixed $100 investment based on:		Net Income (Loss) $(000s)
							Total Shareholder Return	Peer Group Total Shareholder Return**
	Yael Duffy
2023	$54,984	$80,210	—	—	$16,430	$22,054	$24.73	$155.46	$(107,989)
	Yael Duffy		John Murray
2022	56,470	(124,685)*	121,175	(490,790)*	21,064	(106,492)*	16.96	130.45	(226,723)
2021	—	—	510,225	542,690	139,754	147,803	125.58	185.66	119,682
2020	—	—	426,070	442,115	119,712	124,535	110.84	114.64	82,071

*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/Industrial REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Yael Duffy	$534	$56,400	$10,725	$10,890	$1,661	$79,676	$80,210

(2)
The only non-PEO NEOs for 2023 are Tiffany R. Sy and Brian E. Donley.

(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$95	$16,920	$1,537	$3,267	$234	$21,959	$22,054

Named Executive Officers, Footnote	(2) The only non-PEO NEOs for 2023 are Tiffany R. Sy and Brian E. Donley.
Peer Group Issuers, Footnote	** Peer group total shareholder return is based on the MSCI U.S. REIT/Industrial REIT Index.
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2023	Yael Duffy	$534	$56,400	$10,725	$10,890	$1,661	$79,676	$80,210

Non-PEO NEO Average Total Compensation Amount	$ 16,430	$ 21,064	$ 139,754	$ 119,712
Non-PEO NEO Average Compensation Actually Paid Amount	$ 22,054	(106,492)	147,803	124,535
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for each of the Non-PEO NEOs in the calculation of Compensation Actually Paid to each Non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table Less Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2023	$95	$16,920	$1,537	$3,267	$234	$21,959	$22,054

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
*
Because the Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 24.73	16.96	125.58	110.84
Peer Group Total Shareholder Return Amount	155.46	130.45	185.66	114.64
Net Income (Loss)	$ (107,989,000)	(226,723,000)	119,682,000	82,071,000
PEO Name	Yael Duffy
Yael Duffy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 54,984	56,470
PEO Actually Paid Compensation Amount	80,210	(124,685)
John Murray [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		121,175	510,225	426,070
PEO Actually Paid Compensation Amount		$ (490,790)	$ 542,690	$ 442,115
PEO | Yael Duffy [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,450)
PEO | Yael Duffy [Member] | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	534
PEO | Yael Duffy [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,676
PEO | Yael Duffy [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,400
PEO | Yael Duffy [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,725
PEO | Yael Duffy [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,890
PEO | Yael Duffy [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,661
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,335)
Non-PEO NEO | Total Compensation Per Summary Compensation Table Less Stock Grant Amount [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,959
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,920
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,537
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,267
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 234